Contingencies - Possible tax contingencies (Details) BRL in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2009 BRL	Dec. 31, 2017 BRL lawsuit	Dec. 31, 2016 BRL	Dec. 31, 2015	Jun. 30, 2017 USD ($)
Veracel
Contingencies
Proportion of ownership interest in joint operation		50.00%	50.00%	50.00%
Tax
Contingencies
Tax incentive - ADENE development agency		BRL 142,585
IRPJ/CSLL - partial approval		233,552
Income tax assessment - IRPJ/CSLL - swap of industrial and forestry assets		2,225,177
Income tax assessment - IRPJ/CSLL - Fibria Trading International II		382,582
Income tax assessment - IRPJ/CSLL - disallowance of depreciation, amortization and depletion expenses - 2010		673,736
Income tax assessment - IRPJ/CSLL - FTI and FIT 2011		64,316
Income tax assessment - IRPJ/CSLL - Veracel		116,939
Other tax liabilities		3,657,046
Total possible contingencies		BRL 7,495,933	BRL 6,826,837
Prior net operating losses approved by tax authorities	BRL 83,000
Prior net operating losses disallowed by tax authorities	BRL 51,000
Number of legal cases | lawsuit		706
Other loss contingency, maximum amount of individual claims		BRL 100,000
Other loss contingency, average amount of individual claims		BRL 5,180
Tax | Veracel
Contingencies
Income tax assessment - IRPJ/CSLL - Veracel | $					$ 226.3